Consolidated Statements of Changes in Stockholders Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1,194	$ 32,218,643	$ (176,717)	$ (23,241,835)	$ 8,801,285
Shares, Issued at Dec. 31, 2019	11,949,042
Shares issued on conversion of convertible debentures	$ 23	738,981			739,004
Shares issued on conversion of convertible debentures, shares	230
Common stock issued to settle deferred purchase consideration	$ 36	1,207,409			1,207,445
Common stock issued to settle deferred purchase consideration, shares	354,105
Proceeds from private placement	$ 1	46,665			46,666
Common stock issued to settle liabilities, shares	8,469
Proceeds from open market sales	$ 417	10,005,832			10,006,249
Proceeds from open market sales, shares	4,166,666
Expenses related to public offering		(1,040,127)			(1,040,127)
Proceeds from warrants exercised	$ 328	8,541,568			8,541,896
Proceeds from warrants exercised, shares	3,278,004
Promissory note, related party applied to warrant exercise	$ 4	108,052			108,056
Promissory note, related party applied to warrant exercise, shares	43,222
Fair value of warrants issued on debt extension		719,390			719,390
Stock based compensation expense		518,506			518,506
Foreign currency translation adjustment			444,665		444,665
Net loss				(9,936,682)	(9,936,682)
Ending balance, value at Dec. 31, 2020	$ 2,003	53,064,919	267,948	(33,178,517)	20,156,353
Shares, Issued at Dec. 31, 2020	20,029,834
Proceeds from private placement	$ 47	2,676,854			2,676,901
Common stock issued to settle liabilities, shares	467,990
Proceeds from warrants exercised	$ 149	3,909,832			3,909,981
Stock based compensation expense		288,968			288,968
Foreign currency translation adjustment			(344,088)		(344,088)
Net loss				(609,579)	(609,579)
Restricted stock compensation	$ 2	139,998			140,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	24,476
Ending balance, value at Mar. 31, 2021	$ 2,201	60,080,571	(76,140)	(33,788,096)	26,218,536
Shares, Issued at Mar. 31, 2021	22,011,109
Beginning balance, value at Dec. 31, 2020	$ 2,003	53,064,919	267,948	(33,178,517)	20,156,353
Shares, Issued at Dec. 31, 2020	20,029,834
Proceeds from prefunded warrants
Ending balance, value at Jun. 30, 2021	$ 2,202	60,384,232	8,603	(36,559,446)	23,835,591
Shares, Issued at Jun. 30, 2021	22,016,109
Beginning balance, value at Dec. 31, 2020	$ 2,003	53,064,919	267,948	(33,178,517)	20,156,353
Shares, Issued at Dec. 31, 2020	20,029,834
Proceeds from private placement	$ 53	2,676,849			2,676,902
Common stock issued to settle liabilities, shares	533,790
Proceeds from warrants exercised	$ 151	3,962,330			3,962,481
Proceeds from warrants exercised, shares	1,509,809
Acquisition of Bookmakers Company US, LLC	$ 127	4,544,177			4,544,304
Acquisition of Bookmakers Company US, LLC, shares	1,265,823
Shares issued for services	$ 2	139,998			140,000
Shares issued for services, shares	24,476
Stock based compensation expense		1,845,019			1,845,019
Foreign currency translation adjustment			(519,031)		(519,031)
Net loss				(15,064,511)	(15,064,511)
Ending balance, value at Dec. 31, 2021	$ 2,336	66,233,292	(251,083)	(48,243,028)	17,741,517
Shares, Issued at Dec. 31, 2021	23,363,732
Beginning balance, value at Mar. 31, 2021	$ 2,201	60,080,571	(76,140)	(33,788,096)	26,218,536
Shares, Issued at Mar. 31, 2021	22,011,109
Proceeds from warrants exercised	$ 1	12,499			12,500
Stock based compensation expense		291,162			291,162
Foreign currency translation adjustment			84,743		84,743
Net loss				(2,771,350)	(2,771,350)
Ending balance, value at Jun. 30, 2021	$ 2,202	60,384,232	8,603	(36,559,446)	23,835,591
Shares, Issued at Jun. 30, 2021	22,016,109
Beginning balance, value at Dec. 31, 2021	$ 2,336	66,233,292	(251,083)	(48,243,028)	17,741,517
Shares, Issued at Dec. 31, 2021	23,363,732
Proceeds from open market sales	$ 6	131,559			131,565
Proceeds from open market sales, shares	56,472
Stock based compensation expense		597,972			597,972
Foreign currency translation adjustment			(151,775)		(151,775)
Net loss				(2,554,216)	(2,554,216)
Brokers Fees on open market sales		(3,949)			(3,949)
Restricted stock compensation	$ 16	424,984			425,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	162,835
Ending balance, value at Mar. 31, 2022	$ 2,358	67,383,858	(402,858)	(50,797,244)	16,186,114
Shares, Issued at Mar. 31, 2022	23,583,039
Beginning balance, value at Dec. 31, 2021	$ 2,336	66,233,292	(251,083)	(48,243,028)	17,741,517
Shares, Issued at Dec. 31, 2021	23,363,732
Proceeds from prefunded warrants					512,758
Ending balance, value at Jun. 30, 2022	$ 2,632	71,681,523	(761,314)	(54,612,503)	16,310,338
Shares, Issued at Jun. 30, 2022	26,319,583
Beginning balance, value at Mar. 31, 2022	$ 2,358	67,383,858	(402,858)	(50,797,244)	16,186,114
Shares, Issued at Mar. 31, 2022	23,583,039
Proceeds from private placement	$ 263	2,486,925			2,487,188
Common stock issued to settle liabilities, shares	2,625,000
Proceeds from open market sales	$ 11	255,477			255,488
Proceeds from open market sales, shares	111,544
Stock based compensation expense		1,296,118			1,296,118
Foreign currency translation adjustment			(358,456)		(358,456)
Net loss				(3,815,259)	(3,815,259)
Brokers Fees on open market sales		(7,663)			(7,663)
Proceeds from prefunded warrants		512,758			512,758
Brokers fees on private placement		(245,950)			(245,950)
Ending balance, value at Jun. 30, 2022	$ 2,632	$ 71,681,523	$ (761,314)	$ (54,612,503)	$ 16,310,338
Shares, Issued at Jun. 30, 2022	26,319,583